Consolidated Statements of Operations And Comprehensive Loss (Parenthetical)	Mar. 12, 2026	Dec. 02, 2025
Subsequent Event [Line Items]
Reverse stock split		1-for-16
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split	1-for-80